Wegener Investment Trust

3350 Monarch Lane

Annandale, VA 22003

November 8, 2012

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C.  20549

Re:Wegener Investment Trust

File Nos.

333-132055

811-21860

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective November 1, 2012 do not differ from those filed in the Post-Effective Amendment No. 7, which was filed electronically October 30, 2012.

Sincerely,

/s/ Steven M. Wegener

Steven M. Wegener

President and Treasurer